OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Securities - FVTPL	$ 2,815	$ 3,416
Derivative assets	68	100
Securities - FVTOCI	230	27
Other marketable securities	29	28
Restricted cash	182	378
Inventory	937	1,228
Accounts receivable	90	9
Other	161	153
Total other non-current assets	4,512	5,339
Asset pledged as collateral
Disclosure of financial assets [line items]
Inventory	$ 1,300	$ 1,300